May 15, 2000



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:  Principal Mutual Life Insurance Company
     Variable Life Separate Account
     Survivorship Flexible Premium Variable
       Universal Life Insurance Policy, Form S-6
     File Number 333-71521


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of prospectus that would have been filed on behalf of the Registrant pursuant to Rule 497(b) upon the effectiveness of the Registration Statement, would not have differed from that contained in the most recent Registration Statement and the text of the most recent Registration Statement was filed electronically on April 20, 2000.

Comments or questions concerning this certificate may be directed to Kathy Arterburn at 1-800-247-4123, ext. 75477.

Very truly yours

/s/ Kathy Arterburn

Kathy Arterburn
Registered Products Associate

/ksa